Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2016	2015	2014
	(Dollars in Thousands)
Current
U.S.	$52,403	$65,196	$72,561
State	3,362	5,258	5,252
Foreign	—	(6)	1
Total current taxes	55,765	70,448	77,814
Deferred
U.S.	7,279	(261)	(969)
State	27	(71)	(58)
Total deferred taxes	7,306	(332)	(1,027)
Total income taxes	$63,071	$70,116	$76,787

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2016	2015	2014
	(Dollars in Thousands)
Computed expected tax expense	$69,253	$72,389	$80,560
Change in taxes resulting from:
Tax-exempt interest income	(3,940)	(3,910)	(4,554)
State tax, net of federal income taxes and tax credit	3,287	3,371	3,377
Other investment income	(3,694)	(3,540)	(3,615)
Other	(1,835)	1,806	1,019
Actual tax expense	$63,071	$70,116	$76,787

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2016	2015
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$24,315	$25,689
Other real estate owned	3,652	3,224
Impairment charges on available-for-sale securities	6,086	5,959
Accrued expenses	137	137
Net unrealized losses on available for sale investment securities	14,791	—
Other	6,917	7,411
Total deferred tax assets	55,898	42,420
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(19,837)	(18,266)
Net unrealized gains on available for sale investment securities	—	(1,171)
Identified intangible assets and goodwill	(21,386)	(20,169)
Other	(16,300)	(13,099)
Total deferred tax liabilities	(57,523)	(52,705)
Net deferred tax liability	$(1,625)	$(10,285)